FT Energy Income Partners Strategy ETF Average Annual Total Returns		12 Months Ended	21 Months Ended	29 Months Ended	32 Months Ended	38 Months Ended		60 Months Ended	76 Months Ended	93 Months Ended	120 Months Ended	162 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global 1200 Energy Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.79%					7.05%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%					21.62%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.88%	21.18%	23.27%	23.03%	22.66%	14.42%	16.08%	14.81%	14.82%	14.80%
FT Energy Income Partners Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.45%					13.42%
Performance Inception Date	Nov. 02, 2022
FT Energy Income Partners Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.99%					11.89%
FT Energy Income Partners Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.76%					9.77%